RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Related Party Disclosures
Related Party Transactions Disclosure
5.     RELATED PARTY

During the three months ended March 31, 2012, the Company had loans outstanding from Veronica Ornelas, Vice President and Secretary of the Company, totaling $10,000, of which $2,000 was paid prior to March 31, 2012. The balance remaining as of March 31, 2012 is $8,000. The Company has imputed interest on these loans at the rate of 9% per annum.  As of March 31, 2012, the balance of accrued interest payable to this related party was $2,052.

Frank Ornelas, the Company’s Chief Executive Officer, receives an annual salary of $50,000. During the three month period ended March 31, 2012 and 2011, the Company paid for various personal expenses on behalf of the CEO totaling $5,557 and $5,147, respectively, which have been recognized as payments against his annual salary. The unpaid portions of the CEO’s salary of $6,943 and $7,353, respectively, for the three month period ended March 31, 2012 and 2011, have been reflected as contributed capital in accordance with SAB Topic 5T.  The CEO has agreed to waive the unpaid portions of his salary and no shares have been or will be issued to the CEO in exchange for this unpaid salary.

7.     RELATED PARTY TRANSACTIONS

During the year ended December 31, 2011, Veronica Ornelas the Company’s Vice President and Secretary loaned the Company $2,000 for operating expenses. As of December 31, 2011 and 2010, the balance of these related party loans payable was $10,000 and $8,000 respectively.  The Company has imputed interest on these loans at the rate of 9% per annum.  As of December 31, 2011 and 2010, the balance of accrued interest payable to this related party was $1,861 and $1,134, respectively.

During the years ended December 31, 2011 and 2010, Frank Ornelas, the Company’s Chief Executive Officers’  annual salary was $50,000. During the years ended December 31, 2011 and 2010, the Company paid for various personal expenses on behalf of the CEO totaling $23,687 and $21,041, respectively. The unpaid portion of the CEO’s salary of $26,313 and $28,959, respectively, for the years ended December 31, 2011 and 2010 has been reflected as capital contributed in accordance with SAB Topic 5T.  The CEO has agreed to waive the unpaid portions of his salary and no shares have been or will be issued to the CEO in exchange for this unpaid salary.